Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment [Abstract]
PROPERTY AND EQUIPMEN

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment is summarized as follows:

	September 30, 2014	December 31, 2013
Leasehold improvements	$30,557	$30,557
Equipment, furniture and fixtures	1,024,002	1,001,920
	1,054,559	1,032,477
Less: Accumulated depreciation	(875,264)	(790,582)
Property and equipment, net	$179,295	$241,895

Depreciation and amortization expense related to these assets for the three and nine months ended September 30, 2014 was $28,196 and $84,682, respectively, as compared to $23,000 and $71,374 for the three and nine months ended September 30, 2013, respectively.

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment is summarized as follows:

	December 31, 2013	December 31, 2012
Leasehold improvements	$30,557	$30,557
Equipment, furniture and fixtures	1,001,920	904,928
	1,032,477	935,485
Less: Accumulated depreciation	(790,582)	(685,252)

Property and equipment, net	$241,895	$250,233

Depreciation and amortization expense related to these assets for the years ended December 31, 2013 and 2012 was $105,330 and $92,037.